Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and Dividend Income
Loans	$ 6,178	$ 6,350
Securities - taxable	897	1,373
Securities - tax exempt	52	11
Mortgage-backed securities	847	857
Other	11	15
Total Interest and Dividend Income	7,985	8,606
Interest Expense
Deposits	1,899	2,521
Borrowings	898	1,233
Total Interest Expense	2,797	3,754
Net Interest Income	5,188	4,852
Provision for loan losses	30	21
Net Interest Income after Provision for loan losses	5,158	4,831
Other Income
Service fees	189	223
Fee income	62	50
Realized gain on sale of securities	135	155
Realized loss on sale of real estate owned		(5)
Increase in cash surrender value of bank owned life insurance	121	131
Realized gain on sale of loans	430	398
Mortgage fee income	301	223
Other	129	127
Total Other Income	1,367	1,302
Other Expense
Salaries and employee benefits	3,718	3,164
Occupancy	745	608
Data processing costs	100	97
Advertising	212	179
Equipment	529	430
Electronic banking	67	88
Directors fees	139	117
Mortgage fees and taxes	262	248
FDIC premium expense	157	230
Audit and tax services	133	98
Other	649	609
Total Other Expense	6,711	5,868
Income (Loss) before Income Taxes	(186)	265
Provision (Benefit) for Income Taxes	(114)	45
Net Income (Loss)	$ (72)	$ 220
Basic earnings (loss) per common share (in dollars per share)	$ (0.04)	$ 0.13